Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment [Abstract]
Total property and equipment	$ 479	$ 109
Accumulated depreciation	(62)	(38)
Net property and equipment	417	71
Equipment [Member]
Property and Equipment [Abstract]
Total property and equipment	222	49
Furniture and Fixtures [Member]
Property and Equipment [Abstract]
Total property and equipment	138	46
Computer Software [Member]
Property and Equipment [Abstract]
Total property and equipment	115	0
Computer Equipment [Member]
Property and Equipment [Abstract]
Total property and equipment	4	14
Maximum [Member]
Property and Equipment [Abstract]
Depreciation expense	$ 100	$ 100